Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net (loss) / income	$ (36,420)	$ (64,568)	$ 16,555
Other comprehensive income, net of tax
Foreign currency translation adjustments		5	35
Total Comprehensive Income, net of tax	(36,420)	(64,563)	16,590
Comprehensive income attributable to non-controlling interest
Comprehensive income attributable to shareholders	$ (36,420)	$ (64,563)	$ 16,590